GENERAL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of general [Abstract]
Schedule of Group Licenses
The Group operates under the following licenses that were received from the Israeli Ministry of Communications ("MOC") and from the Israeli Civil Administration ("CA"):

	Type of services	Area of service	License owner	Granted by	Valid through	Guarantees made (NIS millions)
(1)	Cellular	Israel	Partner Communications Company Ltd.	MOC	Feb, 2022	80
(2)	Cellular	West Bank	Partner Communications Company Ltd.	CA	Feb, 2022	4
(3)	ISP	Israel	Partner Communications Company Ltd.	MOC	Mar, 2023
(4)	ISP	West Bank	Partner Communications Company Ltd.	CA	Mar, 2023
(5)	ISP	Israel	012 Smile Telecom Ltd.	MOC	Jun, 2020
(6)	ISP	West Bank	012 Smile Telecom Ltd.	CA	Jun, 2020
(7)	ILD (*)	Israel	012 Smile Telecom Ltd.	MOC	Dec, 2029	5
(8)	ILD (**)	West Bank	012 Smile Telecom Ltd.	CA	Dec, 2029	0.25
(9)	Fixed(*)	Israel	012 Telecom Ltd.	MOC	Dec, 2025	5
(10)	Fixed(**)	West Bank	012 Telecom Ltd.	CA	Dec, 2025	0.25
(11)	Fixed(*) (incl. ISP, ILD, NTP)	Israel	Partner Land-line Communication Solutions - Limited Partnership	MOC	Jan, 2027	5
(12)	Fixed(**) (incl. ISP, ILD, NTP)	West Bank	Partner Land-line Communication Solutions - Limited Partnership	CA	Jan, 2027	0.25
(13)	NTP	Israel	012 Smile Telecom Ltd.	MOC	Dec, 2020